Retirement benefits - Summary of Defined Benefit Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
At January 1	$ 2,904
Return on plan assets in excess of interest income	(1,243)	$ 20,612	$ (8,185)
Other movements	(44)	349	(5)
At December 31	1,602	2,904
Defined benefit plan assets
Disclosure of net defined benefit liability (asset) [line items]
At January 1	76,756	104,495
Return on plan assets in excess of interest income	1,243	(20,612)
Interest income	3,417	1,732
Employer contributions	704	731
Plan participants' contributions	34	32
Benefit payments	(3,706)	(3,889)
Other movements	(18)	(58)
Currency translation differences	1,531	(5,675)
At December 31	79,961	76,756	104,495
Defined benefit plan assets | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
At January 1	27,986	37,096
Return on plan assets in excess of interest income	833	(6,576)
Interest income	1,035	314
Employer contributions	419	228
Plan participants' contributions	11	11
Benefit payments	(1,032)	(942)
Other movements	(6)	(9)
Currency translation differences	1,020	(2,136)
At December 31	30,266	27,986	37,096
Defined benefit plan assets | UK
Disclosure of net defined benefit liability (asset) [line items]
At January 1	21,963	33,720
Return on plan assets in excess of interest income	(999)	(8,682)
Interest income	1,094	552
Employer contributions	34	54
Plan participants' contributions	16	16
Benefit payments	(1,014)	(1,124)
Other movements	(16)	150
Currency translation differences	1,242	(2,723)
At December 31	22,320	21,963	33,720
Defined benefit plan assets | USA
Disclosure of net defined benefit liability (asset) [line items]
At January 1	14,243	18,055
Return on plan assets in excess of interest income	609	(3,523)
Interest income	679	406
Employer contributions	274	408
Plan participants' contributions	0	0
Benefit payments	(957)	(1,088)
Other movements	(13)	(15)
Currency translation differences	0	0
At December 31	14,835	14,243	18,055
Defined benefit plan assets | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
At January 1	12,564	15,624
Return on plan assets in excess of interest income	800	(1,831)
Interest income	609	460
Employer contributions	(23)	41
Plan participants' contributions	7	5
Benefit payments	(703)	(735)
Other movements	17	(184)
Currency translation differences	(731)	(816)
At December 31	12,540	12,564	$ 15,624
Contributions received from the captive structure in relation to the pension plans reinsurred	225
Defined benefit plan assets | Germany
Disclosure of net defined benefit liability (asset) [line items]
At January 1	2,538
At December 31	2,730	2,538
Defined benefit plan assets | Canada (Federal)
Disclosure of net defined benefit liability (asset) [line items]
At January 1	3,497
At December 31	$ 3,504	$ 3,497
Level 1 | Equities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	12.00%	13.00%
Level 1 | Debt securities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	71.00%	70.00%
Level 1 | Real estate
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	1.00%	0.00%
Level 1 | Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	0.00%	1.00%
Level 2 and 3
Disclosure of net defined benefit liability (asset) [line items]
Cash	1.00%	4.00%
Level 2 and 3 | Equities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	12.00%	13.00%
Level 2 and 3 | Debt securities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	4.00%	2.00%
Level 2 and 3 | Real estate
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	7.00%	7.00%
Level 2 and 3 | Investment funds
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	3.00%	4.00%
Level 2 and 3 | Debt repurchase agreements
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	(11.00%)	(14.00%)